Segmental analysis (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Schedule of main activities, revenue, operating profit and capital investment by operating segments	The following table describes the main activities for
each reportable operating segment:

UK Electricity Transmission
The high-voltage electricity transmission networks in England and Wales. This includes our Accelerated Strategic
Transmission Investment projects to connect more clean, low-carbon power to the transmission network in England and Wales.

UK Electricity Distribution	The electricity distribution networks of NGED in the East Midlands, West Midlands and South West of England and South Wales.
UK Electricity System Operator	The Great Britain system operator. The ESO met the criteria to be classified as held for sale at the end of October 2023 (see note 10).
New England	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New England.
New York	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York.
National Grid Ventures
Comprises all commercial operations in LNG at the Isle of Grain in the UK and Providence, Rhode Island in the US, our
electricity generation business in the US, our electricity interconnectors in the UK and our investment in National Grid
Renewables Development LLC, our renewables business in the US. Whilst NGV operates outside our regulated core business, the electricity interconnectors in the UK are subject to indirect regulation by Ofgem regarding the level of returns they can earn. Our US LNG operations were reclassified from the New England segment following an internal reorganisation in the year.

	2024			2023			2022
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	2,735	(40)	2,695	1,987	(41)	1,946	2,035	(7)	2,028
UK Electricity Distribution	1,795	(5)	1,790	2,045	(12)	2,033	1,482	(14)	1,468
UK Electricity System Operator	3,788	(35)	3,753	4,690	(31)	4,659	3,455	(18)	3,437
New England	3,948	—	3,948	4,427	—	4,427	4,550	—	4,550
New York	6,094	—	6,094	6,994	—	6,994	5,561	—	5,561
National Grid Ventures	1,389	(57)	1,332	1,341	(58)	1,283	1,024	—	1,024
Other	244	(6)	238	317	—	317	381	—	381
Total revenue from continuing operations	19,993	(143)	19,850	21,801	(142)	21,659	18,488	(39)	18,449

Split by geographical areas – continuing operations:
UK			9,063			9,611			7,803
US			10,787			12,048			10,646
Total revenue from continuing operations			19,850			21,659			18,449
A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 5.

	Before exceptional items and remeasurements			Exceptional items and remeasurements (see note 5)			After exceptional items and remeasurements
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,677	995	1,067	(3)	(2)	(12)	1,674	993	1,055
UK Electricity Distribution	993	1,091	909	(18)	(22)	—	975	1,069	909
UK Electricity System Operator	880	238	7	(498)	(1)	(2)	382	237	5
New England	643	708	743	(2)	424	21	641	1,132	764
New York	860	741	780	(498)	(200)	315	362	541	1,095
National Grid Ventures	469	490	286	89	467	(3)	558	957	283
Other	(60)	31	21	(57)	(81)	239	(117)	(50)	260
Total operating profit from continuing operations	5,462	4,294	3,813	(987)	585	558	4,475	4,879	4,371

Split by geographical area – continuing operations:
UK	3,923	2,825	2,234	(487)	26	224	3,436	2,851	2,458
US	1,539	1,469	1,579	(500)	559	334	1,039	2,028	1,913
Total operating profit from continuing operations	5,462	4,294	3,813	(987)	585	558	4,475	4,879	4,371

	Before exceptional items and remeasurements			Exceptional items and remeasurements (see note 5)			After exceptional items and remeasurements
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	5,462	4,294	3,813	(987)	585	558	4,475	4,879	4,371
Share of post-tax results of joint ventures and associates	101	190	148	(64)	(19)	(56)	37	171	92
Finance income	244	166	65	4	(28)	(15)	248	138	50
Finance costs	(1,723)	(1,680)	(1,146)	11	82	74	(1,712)	(1,598)	(1,072)
Profit before tax from continuing operations	4,084	2,970	2,880	(1,036)	620	561	3,048	3,590	3,441
The following items are included in the total operating profit by segment:

Depreciation, amortisation and impairment	2024	2023	2022
	£m	£m	£m
Operating segments:
UK Electricity Transmission	(521)	(484)	(508)
UK Electricity Distribution	(223)	(223)	(158)
UK Electricity System Operator	(61)	(101)	(83)
New England	(420)	(393)	(364)
New York	(658)	(620)	(537)
National Grid Ventures	(166)	(149)	(156)
Other	(12)	(14)	(24)
Total	(2,061)	(1,984)	(1,830)

Asset type:
Property, plant and equipment	(1,769)	(1,700)	(1,544)
Non-current intangible assets	(292)	(284)	(286)
Total	(2,061)	(1,984)	(1,830)

	2024	2023[1]	2022[1]
	£m	£m	£m
Operating segments:
UK Electricity Transmission	1,912	1,301	1,179
UK Electricity Distribution	1,247	1,220	899
UK Electricity System Operator	85	108	108
New England	1,673	1,527	1,478
New York	2,654	2,454	1,960
National Grid Ventures	662	970	989
Other	2	13	10
Total	8,235	7,593	6,623

Asset type:
Property, plant and equipment	7,124	6,783	5,622
Non-current intangible assets	481	578	471
Equity investments in joint ventures and associates[2]	332	197	461
Capital expenditure prepayments	298	35	69
Total	8,235	7,593	6,623
1.Comparative amounts have been represented to reflect the reclassification of our US LNG operations from New England to NGV following an internal reorganisation in the year and the change in presentation for capital investments.
2.Excludes £nil (2023: £nil, 2022: £25 million) equity contribution to the St William Homes LLP joint venture. This was excluded based on the nature of the joint venture arrangement.
We typically contributed property assets to the joint venture in exchange for cash and accordingly did not consider these transactions to be in the nature of capital investment.

Schedule of geographical analysis of non-current assets

	2024	2023	2022
	£m	£m	£m
Split by geographical area:
UK	40,065	38,043	35,466
US	44,270	41,761	36,411
	84,335	79,804	71,877

Reconciliation to total non-current assets:
Pension assets	2,407	2,645	3,885
Financial and other investments	880	859	830
Derivative financial assets	324	276	305
Non-current assets	87,946	83,584	76,897
The trade receivables balance, accrued income balance and provisions balance split by geography are as follows:

	As at 31 March 2024			As at 31 March 2023
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Trade receivables	162	2,339	2,501	223	2,360	2,583
Accrued income	337	548	885	650	476	1,126
Provision for impairment of receivables and accrued income	(3)	(556)	(559)	(11)	(549)	(560)
	496	2,331	2,827	862	2,287	3,149